Income Tax (Details 1) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Financing fees	$ 56,306	$ 15,688
Convertible debentures	(56,306)	(15,688)
Net deferred tax asset (liability)	$ 0	$ 0